Document and Entity Information	Aug. 14, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(210)
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
ATT Inc Floating Rate Due August 32020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due August 3, 2020
Trading Symbol	T 20C
Security Exchange Name	NYSE
ATT Inc 1875 Global Notes Due December 42020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.875% Global Notes due December 4, 2020
Trading Symbol	T 20
Security Exchange Name	NYSE
ATT Inc 2650 Global Notes Due December 172021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.650% Global Notes due December 17, 2021
Trading Symbol	T 21B
Security Exchange Name	NYSE
ATT Inc 1450 Global Notes Due June 12022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.450% Global Notes due June 1, 2022
Trading Symbol	T 22B
Security Exchange Name	NYSE
ATT Inc 2500 Global Notes Due March 152023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.500% Global Notes due March 15, 2023
Trading Symbol	T 23
Security Exchange Name	NYSE
ATT Inc 2750 Global Notes Due May 192023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.750% Global Notes due May 19, 2023
Trading Symbol	T 23C
Security Exchange Name	NYSE
Att Inc . Floating Rate Global Notes Due September 520233 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due September 5, 2023
Trading Symbol	T 23D
Security Exchange Name	NYSE
Att Inc .1.050 Global Notes Due September 520231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.050% Global Notes due September 5, 2023
Trading Symbol	T 23E
Security Exchange Name	NYSE
Att Inc .1.300 Global Notes Due September 520232 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.300% Global Notes due September 5, 2023
Trading Symbol	T 23A
Security Exchange Name	NYSE
ATT Inc 1950 Global Notes Due September 152023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.950% Global Notes due September 15, 2023
Trading Symbol	T 23F
Security Exchange Name	NYSE
ATT Inc 2400 Global Notes Due March 152024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.400% Global Notes due March 15, 2024
Trading Symbol	T 24A
Security Exchange Name	NYSE
ATT Inc 3500 Global Notes Due December 172025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.500% Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE
ATT Inc 0250 Global Notes Due March 42026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 520265 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
ATT Inc 2900 Percent Global Notes Due December 42026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
Att Inc 1600 Global Notes Due May 192028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T 28C
Security Exchange Name	NYSE
ATT Inc 2350 Global Notes Due September 52029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
ATT Inc 4375 Global Notes Due September 142029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
ATT Inc 2600 Global Notes Due December 172029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
ATT Inc 0800 Global Notes Due March 42030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
Att Inc 2050 Global Notes Due May 192032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T 32A
Security Exchange Name	NYSE
ATT Inc 3550 Global Notes Due December 172032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
ATT Inc 5200 Global Notes Due November 182033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
ATT Inc 3375 Global Notes Due March 152034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
ATT Inc 2450 Global Notes Due March 152035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
ATT Inc 3150 Global Notes Due September 42036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
Att Inc 2600 Global Notes Due May 192038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T 38C
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 1420394 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
ATT Inc 7000 Global Notes Due April 302040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
ATT Inc 4250 Global Notes Due June 12043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
ATT Inc 4875 Global Notes Due June 12044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
Att Inc 4000 Global Notes Due June 12049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T 49A
Security Exchange Name	NYSE
Att Inc 4250 Global Notes Due March 12050 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T 50
Security Exchange Name	NYSE
Att Inc 3750 Global Notes Due September 12050 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T 50A
Security Exchange Name	NYSE
ATT Inc 5350 Global Notes Due November 12066 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
ATT Inc 5625 Global Notes Due August 12067 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.625% Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE